Average Annual Total Returns - FidelityManagedRetirementFunds-KComboPRO - FidelityManagedRetirementFunds-KComboPRO - Fidelity Managed Retirement 2030 Fund	Sep. 28, 2024
Fidelity Managed Retirement 2030 Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	12.74%
Since Inception	5.44%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	(0.67%)
IXXRV
Average Annual Return:
Past 1 year	12.73%
Since Inception	5.28%

[1]	A From August 16, 2019 .